STATEMENTS OF CASH FLOWS (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		21 Months Ended
	May 31, 2011	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2012	Feb. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (3,108)	$ (9,092)	$ (2,792)	$ (4,868)	$ (7,976)	$ (17,068)
Changes in Operating Assets and Liabilities:
Increase (decrease) in accounts payable and accrued liabilities	3,100	(1,200)	(3,100)	(1,900)	1,200
Increase in Accounts receivable			(621)	(621)	(621)	(621)
Net cash used in operating activities	(8)	(10,292)	(6,513)	(7,389)	(7,397)	(17,689)
FINANCING ACTIVITIES
Note payable		9,816				9,816
Interest expense		262				262
Common stock issued for cash	9,000				9,000	9,000
Net cash provided by financing activities	9,000	10,078			9,000	19,078
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8,992	(214)	(6,513)	(7,389)	1,603	1,389
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		1,603	8,992	8,992
CASH AND CASH EQUIVALENTS AT END OF PERIOD	8,992	1,389	2,479	1,603	1,603	1,389
Supplemental Cash Flow Disclosures:
Cash paid for interest
Cash paid for income taxes